ORGANIZATION	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION	ORGANIZATION
Brookfield Asset Management Ltd. (the “Manager”), through its investment in Brookfield Asset Management ULC (“asset management business” or the “Company”) is an alternative asset manager. The Manager is listed on the New York and Toronto stock exchanges under the symbol BAM. The Manager was incorporated on July 4, 2022 and its head office is located at Suite 100, Brookfield Place, 181 Bay Street, Toronto, Ontario M5J 2T3 and its registered office is located at 1055 West Georgia Street, 1500 Royal Centre, P.O. Box 11117, Vancouver, British Columbia V6E 4N7.
On December 9, 2022, Brookfield Corporation (the "Corporation") completed the spin-off of 25% of its interest in Brookfield Asset Management ULC (the "Arrangement"). The Manager was incorporated for the purpose of holding a 25% interest in Brookfield Asset Management ULC and to facilitate the Arrangement. As part of the Arrangement, the Corporation contributed certain indirect wholly owned asset management subsidiaries to Brookfield Asset Management ULC. The contribution of these entities was considered a common control transaction and was measured at historical cost. Further, the Corporation contributed a 25% interest of Brookfield Asset Management ULC to the Manager, and in exchange, the Manager issued securities of the Manager to the Corporation’s shareholders at that time on a pro-rata basis.
The Manager entered into several agreements and arrangements resulting from the Arrangement, among which include:
•The Asset Management Services Agreement (the "AMSA") under which the Manager provides the services of its employees and its Chief Executive Officer to Brookfield Asset Management ULC which pays the Manager for the services of these individuals on a cost recovery basis. Most of the Manager's employees/executives spend their time discharging their duties as officers and employees of the Manager and towards responsibilities related to Brookfield Asset Management ULC which include investment, corporate and other services. In addition, at the request of Brookfield Asset Management ULC, the Manager may provide options and long term incentive awards to its employees, which will be reimbursed under this agreement. See discussion of the accounting for this agreement in the Operating Recoveries accounting policy in Note 2;
•The Transitional Services Agreement (the "TSA") pursuant to which (i) Brookfield Asset Management ULC will provide the Corporation and the Manager, on a transitional basis, certain services to support day-to-day corporate activities (including services relating to finance, treasury, accounting, legal and regulatory, marketing, communications, human resources, internal audit, information technology), and (ii) the Corporation will provide, on a transitional basis, certain services to Brookfield Asset Management ULC to facilitate the orderly transfer of the asset management business. See discussion of the accounting for this agreement in the Related Parties accounting policy in Note 2; and
•The Relationship Agreement under which certain employee share-based and performance-based compensation costs are recovered from the Corporation. See discussion of the accounting for this agreement in the Operating Recoveries accounting policy in Note 2.
On May 2, 2024, Brookfield Reinsurance completed the acquisition of the remaining outstanding common stock of American Equity Investment Life Holding Company ("AEL") that it did not already own. In connection with the transaction, the Manager issued approximately 28.8 million Class A limited voting shares totaling consideration of $1.1 billion to the Corporation in exchange for 28.8 million common shares of the Asset Management Company (the "AEL Mandate"). The AEL Mandate was non-dilutive to BAM Ltd. shareholders and increased the Manager's ownership in the Asset Management Company from approximately 25% to approximately 27%. This incremental ownership in the Asset Management Company was reflected in our earnings in the period.